Investment Risks - (Nomura Fixed income mutual fund - Classes A, C, and Institutional)	Aug. 31, 2025
(Nomura Tax-Free California Fund) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
(Nomura Tax-Free California Fund) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may not be appropriate for all investors.
(Nomura Tax-Free California Fund) | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

(Nomura Tax-Free California Fund) | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

(Nomura Tax-Free California Fund) | credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

(Nomura Tax-Free California Fund) | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

(Nomura Tax-Free California Fund) | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

(Nomura Tax-Free California Fund) | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
(Nomura Tax-Free California Fund) | Geographic concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

(Nomura Tax-Free California Fund) | Alternative minimum tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

(Nomura Tax-Free California Fund) | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

(Nomura Tax-Free California Fund) | Industry and sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

(Nomura Tax-Free California Fund) | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

(Nomura Tax-Free Idaho Fund) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
(Nomura Tax-Free Idaho Fund) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may not be appropriate for all investors.
(Nomura Tax-Free Idaho Fund) | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

(Nomura Tax-Free Idaho Fund) | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

(Nomura Tax-Free Idaho Fund) | credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

(Nomura Tax-Free Idaho Fund) | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

(Nomura Tax-Free Idaho Fund) | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

(Nomura Tax-Free Idaho Fund) | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
(Nomura Tax-Free Idaho Fund) | Geographic concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

(Nomura Tax-Free Idaho Fund) | Alternative minimum tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

(Nomura Tax-Free Idaho Fund) | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

(Nomura Tax-Free Idaho Fund) | Industry and sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

(Nomura Tax-Free Idaho Fund) | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

(Nomura Tax-Free New York Fund) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
(Nomura Tax-Free New York Fund) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may not be appropriate for all investors.
(Nomura Tax-Free New York Fund) | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

(Nomura Tax-Free New York Fund) | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

(Nomura Tax-Free New York Fund) | credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

(Nomura Tax-Free New York Fund) | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

(Nomura Tax-Free New York Fund) | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

(Nomura Tax-Free New York Fund) | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
(Nomura Tax-Free New York Fund) | Geographic concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

(Nomura Tax-Free New York Fund) | Alternative minimum tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

(Nomura Tax-Free New York Fund) | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

(Nomura Tax-Free New York Fund) | Industry and sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

(Nomura Tax-Free New York Fund) | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

(Nomura Minnesota High-Yield Municipal Bond Fund) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
(Nomura Minnesota High-Yield Municipal Bond Fund) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may not be appropriate for all investors.
(Nomura Minnesota High-Yield Municipal Bond Fund) | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

(Nomura Minnesota High-Yield Municipal Bond Fund) | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

(Nomura Minnesota High-Yield Municipal Bond Fund) | credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

(Nomura Minnesota High-Yield Municipal Bond Fund) | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

(Nomura Minnesota High-Yield Municipal Bond Fund) | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

(Nomura Minnesota High-Yield Municipal Bond Fund) | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
(Nomura Minnesota High-Yield Municipal Bond Fund) | Geographic concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

(Nomura Minnesota High-Yield Municipal Bond Fund) | Alternative minimum tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

(Nomura Minnesota High-Yield Municipal Bond Fund) | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

(Nomura Minnesota High-Yield Municipal Bond Fund) | Industry and sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

(Nomura Minnesota High-Yield Municipal Bond Fund) | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

(Nomura National High-Yield Municipal Bond Fund) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
(Nomura National High-Yield Municipal Bond Fund) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may not be appropriate for all investors.
(Nomura National High-Yield Municipal Bond Fund) | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

(Nomura National High-Yield Municipal Bond Fund) | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

(Nomura National High-Yield Municipal Bond Fund) | credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

(Nomura National High-Yield Municipal Bond Fund) | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

(Nomura National High-Yield Municipal Bond Fund) | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

(Nomura National High-Yield Municipal Bond Fund) | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
(Nomura National High-Yield Municipal Bond Fund) | Geographic concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

(Nomura National High-Yield Municipal Bond Fund) | Alternative minimum tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

(Nomura National High-Yield Municipal Bond Fund) | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

(Nomura National High-Yield Municipal Bond Fund) | Industry and sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

(Nomura National High-Yield Municipal Bond Fund) | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.